SHAREHOLDERS' EQUITY - LTI Plans (Details) shares in Thousands	12 Months Ended
Dec. 31, 2021 shares
Number of units
Balance, beginning of year (in shares)	4,932
Granted (in shares)	4,634
Vested (in shares)	(1,853)
Forfeited (in shares)	(77)
Balance, end of year (in shares)	7,636
Cash Settled DSU
Number of units
Balance, beginning of year (in shares)	555
Granted (in shares)	269
Vested (in shares)	(235)
Balance, end of year (in shares)	589
PSU
Number of units
Balance, beginning of year (in shares)	2,552
Granted (in shares)	2,158
Vested (in shares)	(728)
Balance, end of year (in shares)	3,982
RSU
Number of units
Balance, beginning of year (in shares)	1,825
Granted (in shares)	2,207
Vested (in shares)	(890)
Forfeited (in shares)	(77)
Balance, end of year (in shares)	3,065